Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of basic and diluted earnings per share
The following table presents our basic and diluted earnings per share:

	Year Ended December 31,
(€ thousands, except per share data)	2023	2022	2021
Numerator:
Net income/(loss)	€(164,476)	€(127,218)	€10,704

Denominator:
Weighted average shares of Class A and Class B common stock outstanding:
Basic	344,937	357,551	357,525
Diluted	344,937	357,551	367,240

Net income/(loss) per share:
Basic	€(0.48)	€(0.36)	€0.03
Diluted	€(0.48)	€(0.36)	€0.03